Income taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unrecognized tax positions
Unrecognized tax benefits, beginning balance	$ 403	$ 302	$ 242
Increases related to current year tax positions	12	101	60
Additions related to business combinations	193
Unrecognized tax benefits, ending balance	$ 608	$ 403	$ 302